OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous liabilities [abstract]
Other liabilities
30.	OTHER LIABILITIES

			December 31,
		2017	2016
	Other financial liabilities
	Derivative financial instruments	28	16
	Other	32	13
		60	29
	Other non-financial liabilities
	Share-based payments	46	39
		106	68